Stockholders' Equity and Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended				6 Months Ended	12 Months Ended					12 Months Ended							1 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Apr. 03, 2008	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Amended and Restated Rights Agreement [Member]	Sep. 29, 2012 2008 Equity Plan [Member]	Sep. 29, 2012 Stock options [Member]	Sep. 24, 2011 Stock options [Member]	Sep. 25, 2010 Stock options [Member]	Dec. 31, 2011 Stock options [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Restricted stock units [Member]	Sep. 24, 2011 Restricted stock units [Member]	Sep. 25, 2010 Restricted stock units [Member]	Mar. 31, 2012 2012 Employee Stock Purchase Plan [Member]	Sep. 29, 2012 2012 Employee Stock Purchase Plan [Member]	Sep. 29, 2012 2008 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Performance stock awards [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Series A Preferred Stock [Member] Times	Apr. 03, 2008 Series A Preferred Stock [Member]
Purchase price of each Right				$ 60.00
Share portion entitled to purchase by Rights																							One twenty-five thousandth
Preferred stock that carries dividend, liquidation and voting rights																						25,000
Expiration date of the Right									January 1, 2013
Shares reserved for issuance										20,000,000
Shares available for grant										5,400,000
Stock-based compensation, period of vest term granted to employees, years											Five
Percentage of vesting for stock granted to employees											20.00%
Percentage of vesting for stock granted to employees															25.00%
RSU, period of vest term granted to employees, years															Four
Percentage of forfeiture rate, minimum	0.00%
Percentage of forfeiture rate, maximum	7.00%
Stock-based compensation expense											18,700,000	15,200,000	13,300,000		21,400,000	20,300,000	20,900,000		400,000
Tax benefit related to stock-based compensation	12,200,000	14,800,000	9,900,000
Expense related to the acceleration of vesting for certain options assumed in acquisition	3,500,000
Unrecognized compensation expense					43,896,000	32,123,000					44,900,000			25,476,000	36,600,000						3,840,000
Weighted average period of unrecognized stock-based compensation, years					0 years						3 years 2 months 12 days			2 years 6 months	2 years 4 months 24 days						2 years
Intrinsic value of option exercised	20,399,000	12,300,000	7,300,000			28,300,000	15,200,000	8,700,000
Fair value of RSUs vested															$ 15,700,000	$ 43,200,000	$ 7,500,000
Number of shares that may be issued under Employee Stock Purchase Plan																		2,500,000
Percentage of common stock price for ESPP																		85.00%
Percent of exercise price to last reported closing price																				95.00%
Common stock, shares authorized	750,000,000	750,000,000			200,000,000	200,000,000	200,000,000													400,000
Performance condition stock awards granted in 2010																					$ 42.66